UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2018

	Shares	Value
Common Stocks - 88.32%

Aerospace & Defense - 1.5%
Arotech Corp. (a)	66,406	202,538
CPI Aerostructures, Inc. (a)	14,065	137,134
		339,672

Auto Components - 1.51%
Shiloh Industries, Inc.	16,587	144,307
Unique Fabricating, Inc.	23,618	199,336
		343,643

Banks - 3.01%
Banc of California, Inc.	7,205	139,057
Meridian Bank (a)	5,279	93,054
MidSouth Bancorp Inc.	23,360	295,504
The Bancorp, Inc. (a)	14,424	155,779
		683,394

Biotechnology - 0.31%
Applied Genetic Technologies Corp.	18,437	70,982
		70,982

Capital Markets - 4.62%
COWEN, Inc. (a)	24,029	317,183
Harris & Harris Group, Inc. (a)	144,604	268,963
MVC Capital, Inc.	46,617	462,907
		1,049,053

Chemicals - 1.6%
Landec Corp. (a)	27,790	362,660
		362,660

Commercial Services & Supplies - 3.9%
Civeo Corp.	101,409	382,312
Command Security Corporation	27,218	83,124
Perma-Fix Environmental Services, Inc. (a)	101,084	419,499
		884,934

Communications Equipment - 1.56%
Aviat Networks, Inc. (a)	15,713	263,350
Communications Systems, Inc.	24,148	91,028
		354,378

Construction & Engineering - 5.22%
Layne Christensen Company (a)	27,635	412,314
Northwest Pipe Co. (a)	22,167	383,489
Orion Marine Group, Inc (a)	36,746	242,156
Sterling Construction Co., Inc. (a)	12,790	146,573
		1,184,533

Distributors - 1.35%
VOXX International Corp. Class A (a)	62,144	307,613
		307,613

Diversified Financial Services - 1.47%
Pico Holdings, Inc. (a)	20,720	237,244
TIPTREE, Inc. (a)	15,044	95,529
		332,773

Diversified Telecommunications - 1.07%
Alaska Communications Systems Group, Inc. (a)	135,420	243,756
		243,756

Electrical Equipment - 1.12%
Powell Industries, Inc.	9,449	253,611
		253,611

Electronic Equipment, Instruments & Components - 8.05%
Electro Scientific Industries, Inc. (a)	9,617	185,897
Iteris, Inc. (a)	21,626	107,265
Key Tronic Corporation	42,333	294,638
Mace Security International, Inc. (a)(d)(e)(f)	144,083	57,619

Maxwell Technologies, Inc. (a)	60,968	361,540
Perceptron, Inc. (a)	14,409	126,079
Radisys Corp. (a)	176,489	113,129
Richardson Electronics Ltd.	54,472	433,052
Vishay Precision Group, Inc. (a)	4,776	148,772
		1,827,991

Energy Equipment & Services - 4.18%
CARBO Ceramics, Inc.	39,133	283,714
Dawson Geophysical Co. (a)	49,514	333,724
Gulf Island Fabrication Inc.	27,918	198,218
Mitcham Industries, Inc.	41,061	133,038
		948,694

Food Products - 1.32%
Coffee Holding Company, Inc. (a)	69,160	300,154
		300,154

Health Care Equipment & Supplies - 3.85%
Digirad Corp.	148,261	229,805
Invacare Corp.	19,212	334,289
RTI Biologics, Inc. Com (a)	67,239	309,299
		873,393

Health Care Providers & Services - 0.65%
InfuSystem Holdings Inc.	51,169	148,390
		148,390

Hotels, Restaurants & Leisure - 0.72%
Dover Downs Gaming & Entertainment, Inc. (a)	12,720	16,918
Luby's, Inc. (a)	52,911	147,093
		164,010

Household Durables - 2.07%
Emerson Radio Corp. (a)	111,713	163,101
Natuzzi SpA ADR (a)(c)	128,094	210,074
HG Holdings, Inc. (a)	162,956	97,774
		470,949

IT Services - 1.82%
Computer Task Group Inc.	50,488	413,497
		413,497

Insurance - 3.8%

Blue Capital Reinsurance Holdings	27,486	335,329
State Auto Financial Corp.	7,205	205,847
United Insurance Holdings Corp.	16,810	321,743
		862,919

Internet & Direct Marketing Retail - 1.04%
EVINE Live Inc.	232,599	237,251
		237,251

Internet Software & Services - 3.28%
Autoweb, Inc. (a)	32,600	97,148
Liquidity Services, Inc. (a)	27,864	181,116
Realnetworks, Inc. (a)	91,528	280,076
Synacor, Inc.	117,140	187,424
		745,764

Leisure Products - 2.65%
Callaway Golf Co.	14,912	243,960
Clarus Corp.	36,501	246,382
Jakks Pacific, Inc. (a)	53,149	111,613
		601,955

Life Sciences Tools & Services - 0.95%
Harvard Bioscience, Inc. (a)	43,049	215,245
		215,245

Machinery - 5.76%
FreightCar America, Inc.	32,396	434,106
Graham Corporation	9,700	207,774
LB Foster Co. - Class A	14,889	350,636
Perma Pipe Holdings Inc.	16,810	152,971
STARRETT L S Co.	17,816	120,258
Twin Disc, Inc.	1,897	41,241
		1,306,986

Metals & Mining- 5.45%
Ampco-Pittsburgh Corp.	17,831	158,696
Endeavour Silver Corp. (a)	94,106	228,678
Olympic Steel Inc.	9,965	204,382
Universal Stainless & Alloy Products, Inc. (a)	23,485	645,838
		1,237,593

Oil, Gas & Consumable Fuels - 1.71%
Adams Resources & Energy, Inc.	5,359	233,117

Vaalco Energy, Inc. (a)	179,815	154,929
		388,045

Professional Services - 1.36%
Acacia Research Corporation (a)	88,419	309,467
		309,467

Semiconductors & Semiconductor Equipment - 1.9%
Amtech Systems, Inc. (a)	22,826	167,086
Axcelis Technologies, Inc. (a)	3,047	74,956
AXT, Inc. (a)	26,125	189,406
		431,449

Software - 2.32%
Allot Communications Ltd. (a)	30,978	166,662
Rubicon Project, Inc.	47,559	85,606
Telenav, Inc. (a)	50,739	273,991
		526,258

Specialty Retail - 0.6%
Christopher & Banks Corp.	52,083	55,729
TravelCenters of America LLC (a)	15,366	55,318
Tandy Leather Factory, Inc. (a)	3,470	24,637
		135,683

Textiles, Apparel & Luxury Goods - 3.54%
Lakeland Industries, Inc. (a)	52,783	683,540
Movado Group, Inc.	3,155	121,152
		804,692

Thrifts & Mortgage Finance - 1.16%
Trustco Bank Corp.	31,218	263,792
		263,792

Trading Companies & Distributors - 1.88%
Houston Wire & Cable Company	58,427	427,978
		427,978

TOTAL COMMON STOCKS (Cost $18,685,537)		20,053,158

Money Market Funds - 11.65%
First American Funds Government Obligation Class Y 0.01% (b)	2,646,346	2,646,346
		2,646,346

TOTAL MONEY MARKET FUNDS (Cost $2,646,346)	2,646,346

TOTAL INVESTMENTS (Cost $21,331,884) 99.97%	22,699,504

Other Assets In Excess of Liabilities - 0.03%	6,717

TOTAL NET ASSETS - 100.00%	22,706,221

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2017.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(e) A former Portfolio Manager of this Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2018

	Shares	Value
Common Stocks - 94.44%

Aerospace & Defense - 1.98%
BWX Technologies, Inc. Common S	32,000	2,032,960
		2,032,960

Airlines - 0.74%
Skywest, Inc.	14,004	761,818
		761,818

Banks - 0.68%
HarborOne Bancorp, Inc. (a)	39,270	693,508
		693,508

Building Products - 3.52%
Allegion PLC	9,520	811,961
Armstrong Flooring, Inc. Common (a)	79,038	1,072,546
Masco Corporation	42,840	1,732,450
		3,616,956

Capital Markets - 0.85%
Greenhill & Co, Inc. (a)	47,310	875,235
		875,235

Chemicals - 4.88%
GCP Applied Technologies Inc. (a)	40,758	1,184,020
Ingevity Corporation (a)	1	74
Platform Specialty Products Corporation (a)	214,900	2,069,487
Rayonier Advanced Materials, Inc.	65,650	1,409,506
Tronox Limited	18,900	348,516
		5,011,602

Commercial Services & Supplies - 3.4%
ACCO Brands Corp.	154,151	1,934,595
Acme United Corporation	7,197	149,985
Kimball International, Inc. - B	27,790	473,542
Matthews International Corp.	18,540	938,124
		3,496,246

Communications Equipment - 4.04%
Avaya Holdings Corp. (a)	112,500	2,520,000
TESSCO Technologies Incorporated	70,438	1,630,640
		4,150,640

Construction & Engineering - 0.06%
Goldfield Corp.	15,939	61,365
		61,365

Consumer Finance - 1.43%
Ally Financial, Inc. (a)	54,284	1,473,811
		1,473,811

Container & Packaging - 0.48%
WestRock Company	7,630	489,617
		489,617

Diversified Financial Services - 5.68%
Cannae Holdings, Inc. (a)	101,777	1,919,514
Voya Financial, Inc.	77,530	3,915,265
		5,834,779

Electrical Equipment - 0.9%
Kimball Electronics, Inc.	57,060	921,519
		921,519

Equity Real Estate Investment Trusts - 6.94%
Cyrusone, Inc. (a)	12,450	637,565
Independence Realty Trust, Inc. (a)	110,640	1,015,675
JBG SMITH Properties (a)	38,440	1,295,812
Park Hotels & Resorts Inc. Comm	116,641	3,151,640

Sabra Healthcare REIT, Inc.	58,390	1,030,584
		7,131,275

Food Products - 2.22%
TreeHouse Foods, Inc.	12,980	496,745
Nomad Foods Ltd. (a)	113,212	1,781,957
		2,278,701

Gas Utilities - 1.43%
ONE Gas, Inc.	7,060	466,101
South Jersey Industries, Inc.	35,720	1,005,875
		1,471,976

Health Care Equipment & Supplies - 4.23%
Utah Medical Products, Inc.	11,004	1,087,745
Varex Imanging Corp. (a)	67,120	2,401,554
Varian Medical Systems, Inc. (a)	6,960	853,644
		4,342,943

Health Care Providers & Services - 1.89%
BioTelemetry, Inc. (a)	39,660	1,231,443
Corvel Corp. (a)	13,995	707,447
		1,938,890

Health Care Technology - 1.28%
Allscripts Healthcare Solutions, Inc. (a)	58,350	720,623
Simulations Plus, Inc.	40,295	594,351
		1,314,974

Hotels, Restaurants & Leisure - 8.42%
Caesars Entertainment Corp	189,677	2,133,866
DineEquity, Inc.	26,610	1,745,084
Eldorado Resorts, Inc.	60,789	2,006,037
J. Alexander's Holdings, Inc. C (a)	130,653	1,495,977
Potbelly Corp.	27,480	331,134
Wyndham Worldwide Corp.	8,210	939,470
		8,651,568

Household Durables - 0.2%
Hamilton Beach Brands Holding Company	9,700	205,834
		205,834

Household Products - 3.18%
Energizer Holdings Inc.	41,495	2,472,272
Spectrum Brands Holdings, Inc.	7,710	799,527
		3,271,799

IT Services - 6.73%
Black Knight, Inc. (a)	20,840	981,564
Conduent Inc. (a)	183,170	3,414,289
Leidos Holdings, Inc.	35,170	2,300,118
Startek	22,357	218,651
		6,914,622

Independent Power and Renewable - 3.61%
Vistra Energy Corp.	177,960	3,706,907
		3,706,907

Insurance - 1.36%
Brighthouse Financial, Inc.	27,190	1,397,566
		1,397,566

Internet & Catalog Retail - 4.48%
GCI Liberty, Inc. Class A	58,481	3,091,306
Liberty Interactive Corp. (a)	60,243	1,516,316
		4,607,622

Internet Software & Services - 1.01%
Cars.com Inc.	34,277	971,067
Points International Ltd	6,947	67,872
		1,038,940

Machinery - 1.51%
SPX Corporation	47,748	1,550,855
		1,550,855

Media - 3%

Liberty Braves Series C (a)	52,949	1,208,296
Liberty SiriusXM Series C (a)	35,860	1,464,881
Marchex. Inc. (a)	150,880	411,902
		3,085,080

Metals & Mining- 0.5%
SunCoke Energy Inc.	47,973	516,189
		516,189

Multiline Retail- 0.26%
Tuesday Morning Corp.	68,790	271,721
		271,721

Oil, Gas & Consumable Fuels - 3.58%
Arch Coal, Inc.	14,380	1,321,234
CONSOL Energy, Inc.	19,082	552,806
Consol Energy, Inc. (a)	65,370	1,008,659
Midstates Petroleum Company, Inc. (a)	59,520	793,402
		3,676,101

Personal Products - 1.1%
Edgewell Personal Care Company	23,050	1,125,301
		1,125,301

Semiconductors & Semiconductor Equipment - 1.88%
Versum Materials, Inc. (a)	51,273	1,929,403
		1,929,403

Software - 0.33%
Asure Software, Inc.	27,720	339,293
		339,293

Specialty Retail - 4.04%
Barnes & Noble Education, Inc C	138,000	950,820
DSW, Inc.	53,980	1,212,391
Guess, Inc. (a)	30,097	624,212
Kirkland's, Inc. (a)	88,840	860,860
The Buckle, Inc. (a)	22,855	506,238

		4,154,520

Thrifts & Mortgage Finance - 2.42%
TFS Financial Corp.	50,910	747,868
Kearny Financial Corp. (a)	133,520	1,735,760
		2,483,628

Trading Companies & Distributors - 0.19%
Houston Wire & Cable Company	26,677	195,409
		195,409

TOTAL COMMON STOCKS (Cost $80,933,777)		97,021,173

Money Market Funds - 5.52%
First American Funds Government Obligation Class Y 0.01% (b)	5,666,175	5,666,175
		5,666,175

TOTAL MONEY MARKET FUNDS (Cost $5,666,175)		5,666,175

TOTAL INVESTMENTS (Cost $86,599,952) 99.95%		102,687,348

Other Assets In Excess of Liabilities - 0.05%		49,074

TOTAL NET ASSETS - 100.00%		102,736,422

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2017.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2018

	Shares	Value
Corporate Bonds - 36.93%

Trust Certificates - 30.68%
Afsi 7.5 09/15/55	5,000	121,000
AGNC Investment Corp. 7% Perp	20,000	509,600
Apollo Global Mgmt LLC Pfd Ser 6.375%	24,000	601,198
Capitala Fin Corp Convertible Nt 5/31/22	15,000	368,250
Ctl 7% 02/01/56	6,000	143,520
Ctl 6.625 09/15/55 Pfd	7,500	162,825
Eagle Pt CR Co 7.75% 6/30/22	17,000	436,730
Eagle Pt CR Co 7 12/31/20	15,000	378,834
Great Elm Capital Corp. 6.5% 09/18/2022	20,000	508,000
KKR Financial Holdings 6.75 12/31/49	20,000	526,400
KKR Financial Holdings 6.5% 12/31/49	10,000	261,500
Lm 6.375 03/15/56	26,000	684,450
Landmark Infrastructure Partner	21,700	537,993
Main Street Capital Corp. 6.125% 4/1/23 Series	20,000	504,600
MVC Capital, Inc. 6.25% 11/30/2022	30,000	756,600
PennyMac Mortgage Investment Trust	15,000	375,450
Rexr 5.875% 12/31/49	11,662	279,509
Saratoga Invt Corp 6.750 12/30/23 Pfd	31,000	801,350
Stellus Capital Investment Corporation 5.75 09/15/2022	14,306	359,653
Triangle Capital Corp. 6.375% 3/15/22 Pfd	15,000	377,445
THL Credit, Inc. 6.75% 11/15/21 Pfd	18,200	459,004
TriplePoint Venture Growth BDC Corp. 5.75 7/15/2022	15,000	377,160
		9,531,070

Direct Debt - 6.26%
Apple Inc 2.4% 5/3/2023	1,000,000	967,307
Intel Corp Note Call Make Whole 2.35% 05/11/2022	1,000,000	976,303
		1,943,610

TOTAL CORPORATE BONDS (Cost $11,530,738)		11,474,680

Investment Companies - 41.01%

Closed-End Income Funds - 26.7%
Aberdeen Asia-Pacific Income Fund, Inc.	250,000	1,185,000
BlackRock Credit Allocation Income Trust IV	100,000	1,267,000
BlackRock Municipal 2018 Term Trust	50,000	746,000
Franklin Limited Duration Income Trust	19,000	212,230
MFS Intermediate Income Trust	392,735	1,543,449
Vanguard S/T Corporate Bond ETF	10,000	784,300
Wells Fargo Advantage Multi-Sector Income Fund	30,000	391,500
Western Asset/Claymore Inflation Lkd Sec Inc Fd	65,000	749,450
Western Asset/Claymore Inflation-Linked Opportunit	125,000	1,415,000
		8,293,929

Closed-End Funds, Senior Securities - 14.31%
Ellsworth Growth and Income Fund 5.25% Perp 09/18/2022	3,330	81,185
Gabelli Dividend & Income Trust Preferred D	14,000	356,580
Gabelli Equity Trust, Inc. 5.45 12/31/49	19,500	492,375
GDL Preferred Series B Rts	31,000	-
GDL 4.0% 03/26/25	31,000	1,570,150
Gabelli Dividend & Income Trust Preferred A	15,500	397,229
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49	21,000	530,670
Gabelli Utility Trust 5.375% 12/31/49	25,000	624,358
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	15,400	394,240
		4,446,787

TOTAL INVESTMENT COMPANIES (Cost $12,747,859)		12,740,716

Traditional Preferred - 5.62%
Capital One Financial Corp F 6.2% 12/31/49	17,000.000	451,860
Citigroup Inc. 6.3% 12/31/49 Pfd	12,000.000	315,480
State Street Corp. 6% 12/31/49 Pfd	12,500.000	328,750
Wells Fargo & Co. 6% 12/31/49	25,000.000	651,250
		1,747,340

TOTAL TRADITIONAL PREFERRED (Cost $1,668,259)		1,747,340

REIT Senior Securities - 15.49%
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	20,000	505,800
Ashford Hospitality Prime, Inc. 5.5 12/31/49	45,000	867,150
Great Ajax Corp. 7.25% 4/30/24	12,000	303,000
Bluerock Residential Growth REIT 7.125% 12/31/49	7,500	159,375
Colony Northstar 7.125%	16,000	364,000

Digital Realty Trust, Inc. Preferred Series G	12,000	300,000
Summit Hotel Properties, Inc. 6.45% 12/31/49	30,000	726,462
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	244,000
Pennsylvania REIT Pfd Ser C 7.2% 1/27/2022	20,000	414,800
UMH Properties INC. 6.375 Perp Pfd	14,000	329,700
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	597,080
		4,811,367

TOTAL REIT SENIOR SECURITIES (Cost $4,780,678)		4,811,367

Money Market Funds - 0.6%
First American Funds Government Obligation Class Y 0.01% (a)	185,737	185,737
		185,737

TOTAL MONEY MARKET FUNDS (Cost $185,737)		185,737

TOTAL INVESTMENTS (Cost $30,913,271) 99.65%		30,959,840

Other Assets In Excess of Liabilities - 0.35%		107,482

TOTAL NET ASSETS - 100.00%		31,067,323

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2017.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2018

	Shares	Value
Common Stocks - 71.36%

Aerospace & Defense - 3.32%
Astronics Corporation (a)	10,000	373,000
Kratos Defense & Security Solutions, Inc. (a)	18,000	185,220
		558,220

Auto Components - 1.68%
Magna International Inc. (a)	5,000	281,750
		281,750

Banks - 2.76%
Regions Financial Corporation	25,000	464,500
		464,500

Biotechnology - 1.8%
Celgene Corp.	2,500	79,250
Opko Health, Inc. (a)	25,000	223,025
		302,275

Building Products - 1.99%
Alpha Pro Tech Ltd (a)	100,000	335,000
		335,000

Capital Markets - 5.09%
Manning & Napier, Inc.	100,000	350,000
Medley Capital Corporation	50,000	199,000
MVC Capital, Inc.	31,000	307,830
		856,830

Chemicals - 2.29%
Platform Specialty Products Corporation	40,000	385,200
		385,200

Construction & Engineering - 0.89%
Layne Christensen Company	10,000	149,200

		149,200

Diversified Financial Services - 2.17%
Lincoln National Corporation	5,000	365,300
		365,300

Electrical Equipment - 8.56%
Allied Motion Technologies Inc.	10,000	397,500
Associated Capital Group, Inc.	10,000	374,500
Capstone Turbine Corp. (a)	100,000	114,500
Enphase Energy, Inc.	100,000	457,000
Revolution Lighting Technologies, Inc. (a)	28,000	96,040
		1,439,540

Electronic Equipment, Instruments & Components - 9.71%
Iteris, Inc (a)	65,000	322,400
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	999,750
Vishay Precision Group, Inc. (a)	10,000	311,500
		1,633,650

Equity Real Estate Investment Trusts (REITs) - 4.28%
Ashford Hospitality Prime, Inc.	25,000	243,000
DDR Corp.	50,000	366,500
Tanger Factory Outlet Centers, Inc.	5,000	110,000
		719,500

Financial Services - 4%
Capitala Finance Corp	45,000	347,400
Medallion Financial Corp.	70,000	325,500
		672,900

Food Products - 0.94%
Nomad Foods Ltd.	10,000	157,400
		157,400

Health Care Providers & Services - 0.84%
McKesson Corporation	1,000	140,870
		140,870

IT Services - 4.36%
Edgewater Technology Inc. (a) (e) (f)	12,000	66,600
PayPal Holdings, Inc. (a)	5,000	379,350
Xerox Corp.	10,000	287,800
		733,750

Insurance - 0.96%
Genworth Financial, Inc. (a)	57,000	161,310
		161,310

Machinery - 1.33%
Mueller Water Products	10,000	108,700
Xylem, Inc.	1,500	115,380
		224,080
Machinery and Equipment - 3.67%
First Data Corp (a)	20,000	320,000
Rexnord Corp.	10,000	296,800
		616,800

Media - 4.01%
Twenty-First Century Fox, Inc. (a)	10,000	363,700
Viacom, Inc. Class B	10,000	310,600
		674,300

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 2.57%
Southwestern Energy Co.	100,000	433,000
		433,000

REIT Senior Securities - 1.24%
Apollo Investment Corp.	40,000	208,800
		208,800

Specialty Retail - 0.98%
Office Depot, Inc.	77,000	165,550
		165,550

Textiles, Apparel & Luxury Goods - 1.92%
Lakeland Industries, Inc. (a)	25,000	323,750
		323,750

TOTAL COMMON STOCKS (Cost $9,934,404)		12,003,475

Traditional Preferred - 3.15%

Virtus Investment Partners, Inc. 7.25 02/01/20	5,000	530,525
		530,525

TOTAL TRADITIONAL PREFERRED (Cost $475,317)		530,525

Investment Companies - 21.06%
Boulder Growth & Income Fund, Inc.	50,000	539,000
Dividend and Income Fund	58,000	728,480
Equus Total Return, Inc.	133,000	316,553
Gabelli Global Deal Fund	42,000	391,440
The Gabelli Healthcare & Wellness Trust	40,000	380,000
RMR Real Estate Income Fund Com	17,500	291,725
Special Opportunities Fund, Inc.	15,000	221,153
The Swiss Helvetia Fund Inc.	10,000	122,500
Liberty All Star Equity Fund	70,000	429,100
Vanguard Russel 2000 ETF	1,000	121,930
		3,541,881

TOTAL INVESTMENT COMPANIES (Cost $3,097,842)		3,541,881

Money Market Funds - 4.11%
First American Funds Government Obligation Class Y (b)	691,932	691,932
		691,932

TOTAL MONEY MARKET FUNDS (Cost $691,932)		691,932

TOTAL INVESTMENTS (Cost $14,199,495) 99.69%		16,767,812

Other Assets In Excess of Liabilities - 0.31%		52,513

TOTAL NET ASSETS - 100.00%		16,820,325

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2017.
(c) The Portfolio Manager of this fund serves on the Board of Directors for this company.
(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(e) The CEO of the adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2018 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$30,913,623	$546,039	$ (498,822)	$47,217
Ancora/Thelen Small-Mid Cap Portfolio	$86,599,952	$18,938,727	$ (2,851,330)	$16,087,397
Ancora MicroCap Portfolio	$21,331,884	$4,199,139	$ (2,831,519)	$1,367,620
Ancora Special Opportunities Portfolio	$14,199,495	$3,615,601	$ (1,047,284)	$2,568,317

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 30,959,840	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 30,959,840	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 102,687,348	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 102,687,348	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 22,699,504	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 22,699,504	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 16,767,812	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 16,767,812	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: May 24, 2018